ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Jan. 01, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Funds payable to Individual Investors on Juzi Licai(i)		¥ 782,109
Liabilities to Pre-IPO Series C-1 preferred shareholders (Note 14)		335,238		¥ 506,478
Funds payable to Institutional Funding Partners(ii)		252,678		449,127
Accrued payroll and welfare		254,852		168,249
Tax payable		114,887		228,660
Deferred interest and financial services income and others		71,634		56,259
Deferred service fees		92,056		44,189
Payable to third-party sellers		57,637		33,841
Guarantee derivative liabilities at fair value		52,434		30,958
Consideration payable for investments		36,414
Accrued professional fees		19,057		1,114
Security deposits from third-party sellers		12,206		10,104
Accrued IPO expenses				38,399
Other accrued expenses		64,487		43,651
Total accrued expenses and other current liabilities	$ 312,077	¥ 2,145,689	¥ 1,622,610	¥ 1,611,029